LOANS AND FINANCING - By Currency (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
LOANS AND FINANCING
Total Loans and Financing	R$ 16,461,656	R$ 20,417,810
Brazilian Real (BRL)
LOANS AND FINANCING
Total Loans and Financing	2,710,308	3,228,759
U.S. Dollar (USD)
LOANS AND FINANCING
Total Loans and Financing	13,333,669	16,487,116
Other currencies
LOANS AND FINANCING
Total Loans and Financing	R$ 417,679	R$ 701,935